Capital Stock, Warrants and Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Capital Stock, Warrants and Stock Options

9. Capital Stock, Warrants and Stock Options

Authorized

The total authorized capital is as follows:

●	1,500,000,000 Common Shares with a par value of $0.000001 per Common Share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share

Issued and outstanding

In March 2023, the Company amended the exercise price and expiry date of 10,416,667 warrants which were previously issued in a private placement to Teck Resources (“Teck”) on May 13, 2022 in consideration for the Company’s acquisition of the Pend Oreille process plant. The warrant entitled the holder thereof to purchase one share of Common Share of the Company at an exercise price of C$0.37 per Warrant at any time on or prior to May 12, 2025. The Company amended the exercise price of the warrants from C$0.37 to C$0.11 per Warrant and the expiry date from May 12, 2025, to March 31, 2023, resulting in a gain on modification of warrants of $214,714. In March 2023, Teck exercised all 10,416,667 warrants at an exercise price of C$0.11, for aggregate gross proceeds of C$1,145,834 to the Company. During the quarter the Company recognized a change in derivative liability of $400,152 relating to the Teck warrants using the following assumptions: volatility of 120%, stock price of C$0.11, interest rate of 3.42% to 4.06%, and dividend yield of 0%.

In March 2023, the Company closed a brokered private placement of special warrants of the Company (the “March 2023 Offering”), issuing 51,633,727 special warrants of the Company (“March 2023 Special Warrants”) at C$0.12 per March 2023 Special Warrant for $4,536,020 (C$6,196,047), of which $3,661,822 was received in cash and $874,198 was applied towards settlement of accounts payable, accrued liabilities and promissory notes.

In connection with the Offering, each March 2023 Special Warrant is automatically exercisable (without payment of any further consideration and subject to customary anti-dilution adjustments) into one unit (“March 2023 Unit”) of the Company on the earlier date of: (i) the third business day following the date upon which the Company has obtained notification that a resale registration statement of the Company to be filed with the U.S. SEC (the “SEC”) registering the resale of the Underlying Shares (as defined below) issuable upon exercise of the March 2023 Special Warrants and the securities issuable thereunder, has been declared effective by the SEC; and (ii) September 27, 2023 (collectively, the “Automatic Exercise Date”), subject to compliance with U.S. securities laws.

Each March 2023 Unit consists of one share of Common Share of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one Common Share of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement has not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant will be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants.

In connection with the March 2023 Offering, the Company incurred share issuance costs of $585,765 and issued 2,070,258 compensation options (the “March 2023 Compensation Options”). Each March 2023 Compensation Option is exercisable at an exercise price of C$0.12 into one Unit Share and one Warrant Share.

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marks to market at each financial reporting period. The change in fair value of the warrant is recorded in the condensed interim consolidated statements of income (loss) and comprehensive income (loss) as a gain or loss and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at March 31, 2023 and December 31, 2022:

April 2022 special warrants issuance	March 31, 2023	December 31, 2022
Expected life	732 days	822 days
Volatility	120%	120%
Risk free interest rate	3.74%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$1,174,663	$2,406,104
Change in derivative liability	$(1,231,441)

April 2022 non-brokered issuance	March 31, 2023	December 31, 2022
Expected life	732 days	822 days
Volatility	120%	120%
Risk free interest rate	3.74%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$45,673	$93,553
Change in derivative liability	$(47,880)

June 2022 issuance	March 31, 2023	December 31, 2022
Expected life	732 days	822 days
Volatility	120%	120%
Risk free interest rate	3.74%	3.72%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$35,101	$77,429
Change in derivative liability	$(42,328)

February 2021 issuance	March 31, 2023	December 31, 2022
Expected life	1,046 days	1,136 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.72%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$682,573	$1,335,990
Change in derivative liability	$(653,416)

August 2020 issuance	March 31, 2023	December 31, 2022
Expected life	153 days	243 days
Volatility	120%	120%
Risk free interest rate	3.74%	4.06%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$1	$903,697
Change in derivative liability	$(903,696)

June 2019 issuance	March 31, 2023	December 31, 2022
Expected life	1,006 days	1,096 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.82%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$338,608	$725,737
Change in derivative liability	$(387,129)

August 2019 issuance	March 31, 2023	December 31, 2022
Expected life	1,006 days	1,096 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.82%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.17
Fair value	$520,399	$1,115,369
Change in derivative liability	$(594,970)

Outstanding warrants at March 31, 2023 and March 31, 2022 were as follows:

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2021	111,412,712	$0.54	$0.18
Expired	(239,284)	0.70	0.21
Balance, March 31, 2022	111,173,428	0.52	0.18

Balance, December 31, 2022	162,129,064	$0.49	$0.17
Exercised	(10,416,667)	0.11	0.12
Balance, March 31, 2023	151,712,397	$0.50	$0.17

During the three months ended March 31, 2023, 10,416,667 May 2022 Teck warrants were exercised. During the three months ended March 31, 2022, 239,284 February 2020 broker warrants expired.

At March 31, 2023, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
April 1, 2025	0.37	40,538,969	40,538,969
		151,712,397	151,712,379

March 2023 Special Warrants

The Company closed a private placement of the March 2023 Special Warrants on March 27, 2023, which will convert to Common Shares and common stock purchase warrants in the third quarter of 2023 as described above. As a result, as of March 31, 2023, the Common Shares and common stock purchase warrants had not been issued. In accordance with its accounting policies, the Company has determined the fair value of the March 2023 Special Warrants as of March 31, 2023, through the valuation of the underlying Common Shares and common stock purchase warrants.

As of March 31, 2023, there were 51,633,727 March 2023 Special Warrants outstanding ($nil as of December 31, 2022). The fair value of the underlying warrant liability related to the March 2023 Special Warrants was estimated using the Binomial model to determine the fair value using the following assumptions as at March 31, 2023 and December 31, 2022:

March 2023 special warrants issuance	March 31, 2023	Grant Date
Expected life	1,092 days	1096 days
Volatility	120%	120%
Risk free interest rate	3.51%	3.40%
Dividend yield	0%	0%
Share price (C$)	$0.105	$0.11
Fair value	$2,815,761	$2,781,323
Change in derivative liability	$34,438	$-

Compensation options

At March 31, 2023, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2021	3,590,907	0.35
Issued – April 2022 Compensation Options	1,879,892	0.30
Balance, December 31, 2022	5,470,799	$0.34
Issued – March 2023 Compensation Options	2,070,258	0.12
Balance, March 31, 2023	7,541,057	0.28

(i)	The grant date fair value of the March 2023 Compensation Options were estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
April 1, 2024 (iii)	$0.30	1,879,892	$264,435
March 27, 2026(v)	$0.12	2,070,057	$111,971
		7,541,057	$966,477

i)	Exercisable into one August 2020 Unit
ii)	Exercisable into one February 2021 Unit
iii)	Exercisable into one April 2022 Unit
iv)	Exercisable into one March 2023 Unit

Stock options

The following table summarizes the stock option activity during the three months ended March 31, 2023:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2022	9,053,136	$0.58
Granted	700,000	$0.15
Expired, May 1, 2022	(47,000)	$10.00
Forfeited	(150,000)	$0.15
Expired, December 31, 2022	(235,500)	$0.50
Balance, December 31, 2022	9,320,636	$0.51
Balance, March 31, 2023	9,320,636	$0.51

The following table reflects the actual stock options issued and outstanding as of March 31, 2023:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.60	0.50	200,000	200,000	52,909
0.60	1.57	1,575,000	1,575,000	435,069
0.55	2.06	5,957,659	2,978,830	1,536,764
0.335	2.89	1,037,977	1,037,977	204,213
0.15	0.65	150,000	150,000	14,465
0.15	4.65	400,000	200,000	37,387
		9,320,636	6,141,807	$2,280,807

11. Capital stock, warrants and stock options

Authorized

The total authorized capital is as follows:

●	1,500,000,000 common shares, with a par value of $0.000001 per common share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share

Issued and outstanding

In February 2021, the Company closed a non-brokered private placement of units of the Company (the “February 2021 Offering”), issuing 19,576,360 units of the Company (“February 2021 Units”) at C$0.40 per February 2021 Unit for gross proceeds of $6,168,069 (C$7,830,544). Each February 2021 Unit consisted of one common share of the Company and one common share purchase warrant of the Company (each, “February 2021 Warrant”), which entitles the holder to acquire a common share of the Company at C$0.60 per common share for a period of five years. In connection with the February 2021 Offering, the Company incurred share issuance costs of $154,630 and issued 351,000 compensation options (the “February 2021 Compensation Options”). Each February 2021 Compensation Option is exercisable into one February 2021 Unit at an exercise price of C$0.40 for a period of three years.

The Company also issued 417,720 February 2021 Units to settle $132,000 of accrued liabilities at a deemed price of $0.45 based on the fair value of the units issued. As a result, the Company recorded a loss on debt settlement of $56,146.

In April 2022, the Company closed a private placement of 37,849,325 Special Warrants and a non-brokered private placement of 1,471,664 units of the Company for aggregate gross proceeds of approximately $9,384,622 (C$11,796,297). Related parties, including management, directors, and consultants, participated in the Special Warrant private placement for a total of 4,809,160 shares (included in the total above).

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

The Special Warrants were issued at a price of C$0.30 per special warrant. Each Special Warrant shall be automatically exercisable (without payment of any further consideration and subject to customary anti-dilution adjustments) into one unit of the Company (a “Brokered Unit”) on the date that is the earlier of: (i) the date that is three (3) business days following the date on which the Company has obtained both (A) a receipt from the Canadian security commission in each of the each of the provinces of Canada which the purchasers and Agents (as defined herein) are residents where the Special Warrants are sold (the “Qualifying Jurisdictions”) for a (final) short-form prospectus qualifying the distribution of the common stock of the Company (“Common Shares”) and common stock purchase warrants of the Company (the “Warrants”) issuable upon exercise of the Special Warrants (the “Qualification Prospectus”); and (B) notification that the registration statement, under U.S. securities laws, of the Company filed with the United States Securities and Exchange Commission (the “SEC”) has been declared effective by the SEC (the “Registration Statement”); and (ii) the date that is six months following April 1, 2022 (the “Closing Date”). Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one common share for C$0.37 until April 1, 2025. The warrants shall also be exercisable on a cashless basis in the event the Registration Statement has not been made effective by the SEC prior to the date of exercise.

On May 31, 2022, the Company announced that it had received a receipt from the Ontario Securities Commission for its final short-form Canadian prospectus qualifying the distribution of the common stock of the Company and common stock purchase warrants of the Company issuable upon exercise of the special warrants of the Company that were issued on April 1, 2022. The Company also announced that it received notice from the United States Securities and Exchange Commission that its Form S-1 has been declared effective as of May 27, 2022. As a result of obtaining the receipt for the Canadian prospectus and the declaration of effectiveness for the Form S-1, each unexercised Special Warrant was automatically exercised into one Common Share and one Warrant without further action on the part of the holders.

The non-brokered 1,471,664 units were issued at a price of C$0.30 per unit. Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2025.

In connection with the special warrants offering, the agents earned a cash commission in the amount of C$563,968 and compensation options exercisable to acquire an aggregate of 1,879,892 units of the Company at C$0.30 a unit until April 1, 2024. Each compensation unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2024.

In April 2022, the Company issued 1,315,856 common shares in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended March 31, 2022.

In April 2022, the Company issued 768,750 shares in connection with the settlement of RSU’s.

In May 2022, the Company issued 10,416,667 units to Teck Resources Limited in consideration towards the purchase of the Pend Oreille Processing Plant at C$0.245 per unit. Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until May 13, 2025.

In June 2022, the Company issued 1,218,000 units to contractors for bonuses during the three months ended March 31, 2022. Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2025.

In June 2022, the Company issued 165,000 shares in connection with the settlement of RSU’s.

In July 2022, the Company issued 1,975,482 common shares in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended June 30, 2022.

In September 2022, the Company issued 33,000 common shares in connection with the settlement of RSU’s.

In October 2022, the Company issued 8,252,940 common shares in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended September 30, 2022.

In November 2022, the Company issued 1,599,150 common shares in connection with settlement of RSU’s.

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815 Derivatives and Hedging. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marks to market at each financial reporting period. The change in fair value of the warrant is recorded in the consolidated statement of operations and comprehensive loss as a gain or loss in the change in derivative liability line item and is estimated using the Binomial model.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at December 31, 2022 and December 31, 2021:

April 2022 special warrants issuance	December 31, 2022	April 1, 2022
Expected life	822 days	1,096 days
Volatility	120%	120%
Risk free interest rate	4.06%	2.35%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.29
Fair value	$2,406,104	$5,947,232
Change in derivative liability	$(3,541,128)	$-

April 2022 non-brokered issuance	December 31, 2022	April 1, 2022
Expected life	822 days	1,096 days
Volatility	120%	120%
Risk free interest rate	4.06%	2.35%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.29
Fair value	$93,553	$186,190
Change in derivative liability	$(92,637)	$-

May 2022 Teck issuance	December 31, 2022	May 13, 2022
Expected life	864 days	1,096 days
Volatility	120%	120%
Risk free interest rate	4.06%	2.68%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.25
Fair value	$684,497	$1,273,032
Change in derivative liability	$(588,535)	$-

June 2022 issuance	December 31, 2022	June 30, 2022
Expected life	822 days	1,006 days
Volatility	120%	120%
Risk free interest rate	3.72%	3.14%
Dividend yield	0%	0%
Share price (C$)	$0.17	$0.20
Fair value	$77,429	$113,425
Change in derivative liability	$(35,996)	$-

February 2021 issuance	December 31, 2022	December 31, 2021
Expected life	1,136 days	1,501 days
Volatility	120%	100%
Risk free interest rate	3.72%	1.25%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$1,335,990	$3,483,745
Change in derivative liability	$(2,147,756)	$-

The warrant liabilities as a result of the August 2018, November 2018, June 2019, August 2019, and August 2020 private placements were revalued as at December 31, 2022 and December 31, 2021 using the Binomial model and the following assumptions:

August 2020 issuance	December 31, 2022	December 31, 2021
Expected life	243 days	608 days
Volatility	120%	100%
Risk free interest rate	4.06%	0.95%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$903,697	$6,790,163
Change in derivative liability	$(5,886,466)	$-

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

June 2019 issuance (i)	December 31, 2022	December 31, 2021
Expected life	1,096 days	1,461 days
Volatility	120%	100%
Risk free interest rate	3.82%	1.02%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$725,737	$2,067,493
Change in derivative liability	$(1,341,756)	$-

(i)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.

August 2019 issuance (ii)	December 31, 2022	December 31, 2021
Expected life	1,096 days	1,461 days
Volatility	120%	100%
Risk free interest rate	3.82%	1.02%
Dividend yield	0%	0%
Share price	$0.17	$0.37
Fair value	$1,115,369	$3,177,485
Change in derivative liability	$(2,062,116)	$-

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025, for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.

Warrants

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2020	95,777,806	$0.54	$0.18
Issued	19,994,080	0.60	0.19
Expired	(4,359,174)	0.59	0.19
Balance, December 31, 2021	111,412,712	$0.54	$0.18
Issued	50,955,636	0.37	0.15
Expired	(239,284)	0.70	0.21
Balance, December 31, 2022	162,129,064	$0.49	$0.17

During the year ended December 31, 2022, 239,284 February 2020 broker warrants expired.

At December 31, 2022, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
April 1, 2025	0.37	40,538,969	40,538,969
May 13, 2025	0.37	10,416,667	10,416,667
		162,129,064	162,129,064

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

Compensation options

At December 31, 2022, the following compensation options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Issued - August 2020 Compensation Options	3,239,907	$0.35
Balance, December 31, 2020	3,239,907	$0.35
Issued – February 2021 Compensation Options	351,000	0.40
Balance, December 31, 2021	3,590,907	0.35
Issued – April 2022 Compensation Options	1,879,892	0.30
Balance, December 31, 2022	5,470,799	$0.34

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
August 2020	0.31%	0%	100%	C$0.35	3 years
February 2021	0.26%	0%	100%	C$0.40	3 years
April 1, 2022	2.34%	0%	120%	C$0.30	2 years

	Exercise	Number of	Fair value
Expiry date	price (C$)	broker options	($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
April 1, 2024 (iii)	$0.30	1,879,892	$264,435
		5,470,799	$854,506

(i)	Exercisable into one August 2020 Unit
(ii)	Exercisable into one February 2021 Unit

(iii)	Exercisable into one April 2022 Unit

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)

Stock options

The following table summarizes the stock option activity during the years ended December 31, 2022 and 2021:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2020	8,015,159	$0.62
Granted (i)	1,037,977	0.34
Balance, December 31, 2021	9,053,136	$0.58
Granted (ii)	700,000	0.15
Expired May 1, 2022	(47,500)	10.00
Forfeited November 25, 2022	(150,000)	0.15
Expired December 31, 2022	(235,500)	0.50
Balance, December 31, 2022	9,320,636	$0.51

(i)	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the year ended December 31, 2022 ($204,213 for the year ended December 31, 2021) which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(ii)

On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).

(iii)	On November 23, 2022, 400,000 stock options were issued to an employee of the Company, of which 200,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $37,387. The vesting of these options resulted in stock-based compensation of $20,191 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	0.64%	0%	100%	C$0.34	5 years
(ii)	3.27%	0%	120%	C$0.15	5 years
(iii)	3.22%	0%	120%	C$0.15	5 years

The following table reflects the actual stock options issued and outstanding as of December 31, 2022:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.60	0.75	200,000	200,000	52,909
0.60	1.82	1,575,000	1,575,000	435,069
0.55	2.30	5,957,659	2,978,830	1,536,764
0.335	3.14	1,037,977	1,037,977	204,213
0.15	0.90	150,000	150,000	14,465
0.15	4.90	400,000	200,000	37,387
		9,320,636	6,141,807	$2,280,807

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Years Ended December 31, 2022 and December 31, 2021

(Expressed in United States Dollars)